VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—48.3%
U.S. Treasury Bonds 2.375%, 5/15/51	$ 34,583	$ 36,907
U.S. Treasury Notes
1.750%, 5/31/22(1)	24,000	24,268
1.375%, 6/30/23	57,980	59,140
0.125%, 12/15/23	8,093	8,055
0.500%, 3/31/25	3,936	3,914
0.250%, 9/30/25	29,373	28,743
0.875%, 6/30/26	5,617	5,597
1.250%, 8/15/31	32,587	31,798
Total U.S. Government Securities (Identified Cost $199,764)		198,422

Mortgage-Backed Securities—20.2%
Agency—15.3%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	482	538
Pool #Q35611 4.000%, 9/1/45	1,512	1,656
Pool #V81992 4.000%, 10/1/45	906	989
Pool #G60661 4.000%, 7/1/46	1,052	1,143
Pool #Q42921 3.500%, 9/1/46	1,567	1,680
Pool #ZM5226 3.500%, 12/1/47	1,200	1,298
Pool #Q53881 4.500%, 1/1/48	1,503	1,660
Pool #ZT0509 3.000%, 8/1/48	442	472
Pool #Q61680 4.000%, 2/1/49	1,161	1,261
Pool #QA3079 3.500%, 10/1/49	700	757
Pool #QA4766 3.500%, 11/1/49	1,378	1,495
Pool #SD0164 3.500%, 12/1/49	2,480	2,664
Pool #QA8967 3.000%, 4/1/50	1,824	1,916
Pool #QC2300 3.000%, 5/1/51	843	899
Pool #QC2692 3.000%, 6/1/51	910	964
Pool #QC2749 3.000%, 6/1/51	1,425	1,502
Pool #QC2868 3.000%, 6/1/51	155	165
Pool #QC2869 3.000%, 6/1/51	2,052	2,188
Pool #QC2830 3.500%, 6/1/51	543	575
Pool #QC4721 3.000%, 7/1/51	2,592	2,767
Pool #QC5404 3.500%, 8/1/51	280	299
Pool #QC6249 3.500%, 9/1/51	1,221	1,302
	Par Value	Value

Agency—continued
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	$ 1,195	$ 1,276
Pool #BE5050 4.000%, 9/1/45	1,886	2,085
Pool #BN8510 3.500%, 5/1/49	449	475
Pool #BO1345 3.500%, 8/1/49	1,886	2,025
Pool #BO1351 4.000%, 8/1/49	830	898
Pool #BO3024 3.500%, 10/1/49	1,192	1,297
Pool #BO5325 3.000%, 11/1/49	486	510
Pool #BO4386 3.500%, 11/1/49	2,476	2,627
Pool #BO8894 3.000%, 12/1/49	320	338
Pool #CA5122 3.000%, 2/1/50	1,710	1,813
Pool #FM3181 4.000%, 4/1/50	355	391
Pool #BP5431 3.000%, 6/1/50	607	641
Pool #BP5432 3.000%, 6/1/50	856	903
Pool #BR9135 3.000%, 5/1/51	1,210	1,282
Pool #BT0871 3.000%, 5/1/51	329	346
Pool #FM7290 3.000%, 5/1/51	2,431	2,577
Pool #BT0907 3.000%, 6/1/51	764	809
Pool #BT1809 3.000%, 6/1/51	3,886	4,108
Pool #BT2849 3.000%, 6/1/51	1,738	1,845
Pool #BT3321 3.000%, 6/1/51	883	935
Pool #FM7539 3.000%, 6/1/51	2,075	2,206
Pool #CB0867 3.500%, 6/1/51	1,774	1,896
Pool #FM7984 3.500%, 6/1/51	2,911	3,098
		62,571

Non-Agency—4.9%
BBCMS Trust 2021-C10, A5 2.492%, 7/15/54	1,500	1,545
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(2)	200	211
2012-SHOW, B 144A 3.882%, 11/5/36(2)	1,465	1,540
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(2)	1,830	1,952
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(2)(3)	1,495	1,569
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	$ 977	$ 991
2020-1, B1 144A 2.280%, 7/15/60(2)	783	794
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(2)	1,586	1,793
2012-BWTR, A 144A 2.954%, 11/5/34(2)	575	584
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 1.004%, 7/15/25(2)(3)	502	502
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(2)(3)	635	648
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(2)	1,175	1,251
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(2)	1,340	1,379
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(2)	2,175	2,248
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(2)	1,320	1,361
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.234%, 2/15/40(2)(3)	768	772
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	1,080	1,102
		20,242

Total Mortgage-Backed Securities (Identified Cost $80,816)		82,813

Asset-Backed Securities—3.6%
Credit Card—1.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.676%, 5/15/28(3)	3,024	3,002
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.854%, 5/14/29(3)	2,710	2,766
		5,768

Other—2.2%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	564	585
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(2)	983	1,025
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	1,975	2,096
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(2)	1,220	1,218
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(2)	1,400	1,399
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	1,425	1,417
	Par Value	Value

Other—continued
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(2)	$ 1,304	$ 1,378
		9,118

Total Asset-Backed Securities (Identified Cost $14,617)		14,886

Corporate Bonds and Notes—26.8%
Communication Services—1.7%
AT&T, Inc.
2.250%, 2/1/32	967	942
3.300%, 2/1/52	1,059	1,025
3.500%, 9/15/53	2,051	2,030
Verizon Communications, Inc. 3.400%, 3/22/41	724	756
ViacomCBS, Inc.
4.200%, 5/19/32	759	868
4.950%, 5/19/50	1,055	1,321
		6,942

Consumer Discretionary—3.1%
Carnival Corp. 144A 9.875%, 8/1/27(2)	4,291	4,952
Ford Motor Co.
9.000%, 4/22/25	2,080	2,501
9.625%, 4/22/30	712	1,008
Hyatt Hotels Corp. 1.800%, 10/1/24	743	745
Kohl’s Corp. 3.375%, 5/1/31	1,044	1,074
Marriott International, Inc.
Series GG 3.500%, 10/15/32	1,451	1,542
Series HH 2.850%, 4/15/31	860	871
		12,693

Consumer Staples—0.7%
Coca-Cola Co. (The) 1.000%, 3/15/28	1,989	1,921
Kroger Co. (The) 3.950%, 1/15/50	1,019	1,156
		3,077

Energy—3.5%
Boardwalk Pipelines LP 4.450%, 7/15/27	368	415
HollyFrontier Corp. 4.500%, 10/1/30	1,616	1,759
Marathon Petroleum Corp. 4.500%, 5/1/23	1,377	1,455
Petroleos Mexicanos 6.875%, 8/4/26	4,142	4,505
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,911	2,785
Plains All American Pipeline LP 3.800%, 9/15/30	2,554	2,727

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Shell International Finance B.V. 2.375%, 4/6/25	$ 824	$ 862
		14,508

Financials—8.8%
Avolon Holdings Funding Ltd.
144A 2.125%, 2/21/26(2)	2,127	2,105
144A 4.250%, 4/15/26(2)	797	857
Bank of America Corp. 2.087%, 6/14/29	812	811
Chubb INA Holdings, Inc. 1.375%, 9/15/30	1,905	1,804
Citigroup, Inc. 3.980%, 3/20/30	1,311	1,472
Ford Motor Credit Co. LLC
2.900%, 2/16/28	1,255	1,253
4.000%, 11/13/30	2,670	2,777
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,995	2,086
3.600%, 6/21/30	2,002	2,147
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	2,251	2,242
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	869	908
Hyundai Capital America 144A 2.000%, 6/15/28(2)(4)	1,202	1,181
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,115
0.824%, 6/1/25	1,283	1,283
1.578%, 4/22/27	1,235	1,238
Morgan Stanley
0.791%, 1/22/25	644	644
1.593%, 5/4/27	2,219	2,226
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(2)	1,032	1,181
Old Republic International Corp. 3.850%, 6/11/51	1,224	1,322
OneMain Finance Corp. 4.000%, 9/15/30	2,551	2,538
State Street Corp. 2.200%, 3/3/31	1,866	1,864
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	1,375	1,539
2020-1, B 4.875%, 1/15/26	542	574
US Bank NA 2.050%, 1/21/25	712	737
		35,904

Health Care—1.7%
AbbVie, Inc. CDX.NA.HY 4.250%, 11/21/49	1,813	2,147
Anthem, Inc. 1.500%, 3/15/26	2,013	2,030
Bristol-Myers Squibb Co. 4.250%, 10/26/49	463	574
CommonSpirit Health 4.187%, 10/1/49	662	756
	Par Value	Value

Health Care—continued
Danaher Corp. 2.600%, 10/1/50	$ 1,725	$ 1,644
		7,151

Industrials—2.2%
Boeing Co. (The)
3.625%, 2/1/31	2,265	2,425
5.805%, 5/1/50	2,964	3,951
General Dynamics Corp. 4.250%, 4/1/50	185	234
General Electric Co. 4.350%, 5/1/50	992	1,198
Honeywell International, Inc. 1.100%, 3/1/27	1,206	1,196
		9,004

Information Technology—1.2%
Dell International LLC 6.200%, 7/15/30	705	902
HP, Inc.
3.000%, 6/17/27	884	944
3.400%, 6/17/30	1,446	1,538
Intuit, Inc. 0.950%, 7/15/25	1,591	1,589
		4,973

Materials—1.7%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,747	2,400
LYB International Finance III LLC 3.625%, 4/1/51	764	803
Newmont Corp.
2.250%, 10/1/30	1,254	1,248
6.250%, 10/1/39	1,231	1,755
Packaging Corporation of America 4.050%, 12/15/49	532	619
		6,825

Real Estate—0.3%
Tanger Properties LP 2.750%, 9/1/31	1,087	1,052
Utilities—1.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	675	709
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	966	1,102
Dominion Energy, Inc. Series C 3.375%, 4/1/30	1,245	1,349
Pacific Gas and Electric Co. 2.500%, 2/1/31	948	902
Southern Co. (The) 3.700%, 4/30/30	2,355	2,586

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	$ 915	$ 1,026
		7,674

Total Corporate Bonds and Notes (Identified Cost $103,284)		109,803

Total Long-Term Investments—98.9% (Identified Cost $398,481)		405,924

	Shares
Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(5)	10,482,413	10,482
Total Short-Term Investment (Identified Cost $10,482)		10,482

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(5)	1,201,519	1,202
Total Securities Lending Collateral (Identified Cost $1,202)		1,202

TOTAL INVESTMENTS—101.8% (Identified Cost $410,165)		$417,608
Other assets and liabilities, net—(1.8)%		(7,303)
NET ASSETS—100.0%		$410,305
Abbreviations:
CDX.NA.HY	Credit Default Swap Index North American High Yield
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $36,989 or 9.0% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Centrally cleared credit default swap - buy protection(1) outstanding as of September 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.35(3)	Quarterly	ICE	5.000%	12/20/25	$(25,940)	$(2,346)	$(1,995)	$—	$(351)
Total						$(2,346)	$(1,995)	$—	$(351)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$14,886	$—	$14,886
Corporate Bonds and Notes	109,803	—	109,803
Mortgage-Backed Securities	82,813	—	82,813
U.S. Government Securities	198,422	—	198,422
Securities Lending Collateral	1,202	1,202	—
Money Market Mutual Fund	10,482	10,482	—
Total Assets	417,608	11,684	405,924
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(2,346)	—	(2,346)
Total Liabilities	(2,346)	—	(2,346)
Total Investments	$415,262	$11,684	$403,578
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.